Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS ESG Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 81.5%
Australia 2.7%
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	1,019,863
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	394,986
Suncorp-Metway Ltd., 144A, 2.8%, 5/4/2022 (b)		350,000	361,067
(Cost $1,636,525)			1,775,916
Canada 3.1%
Bank of Montreal, 2.9%, 3/26/2022		400,000	417,146
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	215,293
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/21/2024		500,000	518,329
Open Text Corp., 144A, 3.875%, 2/15/2028		250,000	259,925
Royal Bank of Canada, 2.8%, 4/29/2022		600,000	624,439
(Cost $1,980,474)			2,035,132
Chile 1.6%
Banco del Estado de Chile:
144A, 2.668%, 1/8/2021		300,000	301,194
144A, 2.704%, 1/9/2025		200,000	207,252
Chile Government International Bond, 2.55%, 1/27/2032		300,000	322,053
Empresa de Transporte de Pasajeros Metro SA, 144A, 3.65%, 5/7/2030		200,000	221,250
(Cost $998,870)			1,051,749
Colombia 0.3%
Colombia Government International Bond, 3.125%, 4/15/2031 (Cost $212,227)		213,000	220,564
France 4.0%
BPCE SA, 144A, 4.625%, 9/12/2028		500,000	598,168
Dassault Systemes SE, REG S, 0.375%, 9/16/2029	EUR	300,000	356,577
Government of France, REG S, 144A, 1.5%, 5/25/2050	EUR	850,000	1,293,996
Societe Generale SA:
144A, 2.625%, 9/16/2020		210,000	210,575
144A, 2.625%, 1/22/2025		200,000	206,771
(Cost $2,412,083)			2,666,087
Germany 3.5%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.25%, 2/15/2029	EUR	550,000	697,859
REG S, 1.25%, 8/15/2048	EUR	760,000	1,249,991
Merck Financial Services GmbH, REG S, 0.875%, 7/5/2031	EUR	300,000	367,068
(Cost $2,187,941)			2,314,918
Hungary 0.3%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $186,632)		164,000	170,064
India 0.3%
REC Ltd., 144A, 4.75%, 5/19/2023 (Cost $199,392)		200,000	209,304
Indonesia 0.4%
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022 (Cost $285,000)		285,000	294,975
Ireland 0.3%
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035 (Cost $197,254)		200,000	206,509
Italy 2.0%
Italy Buoni Poliennali Del Tesoro, REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	439,045
Republic of Italy:
2.375%, 10/17/2024		435,000	443,713
2.875%, 10/17/2029		435,000	442,082
(Cost $1,304,167)			1,324,840
Japan 2.3%
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	1,116,965
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030		200,000	205,427
3.175%, 7/9/2050		200,000	218,999
(Cost $1,593,363)			1,541,391
Luxembourg 0.5%
DH Europe Finance II Sarl:
0.75%, 9/18/2031	EUR	180,000	209,667
2.6%, 11/15/2029		40,000	43,923
3.4%, 11/15/2049		80,000	97,839
(Cost $317,041)			351,429
Netherlands 1.5%
ING Groep NV, 3-month USD-LIBOR + 1.000%, 1.302% *, 10/2/2023		400,000	404,086
NXP BV:
144A, 2.7%, 5/1/2025		15,000	16,076
144A, 3.875%, 9/1/2022		200,000	211,832
Telefonica Europe BV, REG S, 3.875%, Perpetual (c)	EUR	300,000	358,686
(Cost $965,072)			990,680
New Zealand 1.3%
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		500,000	543,961
Bank of New Zealand, 144A, 3.5%, 2/20/2024		300,000	326,794
(Cost $803,270)			870,755
Norway 0.3%
Norsk Hydro ASA, REG S, 2.0%, 4/11/2029 (Cost $236,576)	EUR	200,000	217,508
Peru 0.2%
Banco de Credito del Peru, 144A, 3.125%, 7/1/2030 (b) (Cost $107,194)		108,000	107,136
Portugal 0.7%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $404,000)		400,000	465,720
Spain 2.5%
Banco Santander SA, 2.706%, 6/27/2024		400,000	426,847
Government of Spain, REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	1,219,061
(Cost $1,548,183)			1,645,908
Sweden 1.9%
Fastighets AB Balder, REG S, 1.875%, 1/23/2026	EUR	500,000	591,152
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 0.83% *, 5/24/2021		650,000	652,095
(Cost $1,235,685)			1,243,247
Switzerland 0.6%
UBS Group AG, 144A, 3.491%, 5/23/2023 (Cost $402,800)		400,000	419,136
United Arab Emirates 0.7%
DP World PLC, 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	465,880
United Kingdom 6.5%
Bank of England Euro Note, 144A, 0.5%, 4/28/2023 (b)		540,000	543,682
Standard Chartered PLC, 144A, 4.247%, 1/20/2023		300,000	311,809
United Kingdom Gilt:
REG S, 0.875%, 10/22/2029	GBP	1,370,000	1,928,735
REG S, 1.0%, 4/22/2024	GBP	910,000	1,242,296
Vodafone Group PLC, 3-month USD-LIBOR + 0.990%, 1.261% *, 1/16/2024		280,000	281,097
(Cost $4,039,816)			4,307,619
United States 43.9%
3M Co., 3.7%, 4/15/2050		26,000	34,089
AbbVie, Inc.:
144A, 3.2%, 11/21/2029		60,000	67,441
144A, 4.25%, 11/21/2049		40,000	50,887
4.45%, 5/14/2046		100,000	128,014
Agilent Technologies, Inc., 2.1%, 6/4/2030		50,000	52,179
Aircastle Ltd., 4.4%, 9/25/2023		434,000	430,322
Amazon.com, Inc., 2.5%, 6/3/2050		20,000	21,810
American Tower Corp., (REIT), 2.1%, 6/15/2030		60,000	62,404
Amgen, Inc., 3.375%, 2/21/2050		50,000	58,640
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		100,000	127,730
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		90,000	118,280
Anthem, Inc.:
2.25%, 5/15/2030		90,000	95,285
2.875%, 9/15/2029		40,000	44,047
Apple, Inc.:
2.05%, 9/11/2026		116,000	125,066
3.75%, 9/12/2047		125,000	161,115
Aramark Services, Inc., 144A, 6.375%, 5/1/2025		40,000	42,200
AT&T, Inc.:
1.65%, 2/1/2028 (d)		50,000	50,885
2.25%, 2/1/2032 (d)		95,000	97,313
2.75%, 6/1/2031		135,000	144,534
3.4%, 5/15/2025		140,000	155,728
3.65%, 6/1/2051		100,000	109,669
4.1%, 2/15/2028		95,000	111,303
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 1.605% *, 6/15/2035		500,000	459,876
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 1.525% *, 9/15/2034		333,000	307,938
Bank of America Corp.:
2.592%, 4/29/2031		105,000	112,633
2.676%, 6/19/2041		60,000	63,891
4.3%, Perpetual (c)		224,000	211,523
Barclays Dryrock Issuance Trust, "A", Series 2019-1, 1.96%, 5/15/2025		430,000	441,451
Barclays PLC, 2.852%, 5/7/2026		200,000	212,034
Biogen, Inc., 3.15%, 5/1/2050		50,000	52,749
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	88,415
Bristol-Myers Squibb Co., 4.25%, 10/26/2049		100,000	143,360
Broadcom, Inc.:
144A, 4.11%, 9/15/2028		159,000	179,606
144A, 5.0%, 4/15/2030		75,000	89,142
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 1.275% *, 11/15/2035		165,789	164,645
Cigna Corp.:
2.4%, 3/15/2030		30,000	32,004
3.2%, 3/15/2040		15,000	16,780
4.375%, 10/15/2028		150,000	181,637
Citigroup, Inc.:
2.572%, 6/3/2031		95,000	101,002
3.98%, 3/20/2030		156,000	182,967
4.412%, 3/31/2031		85,000	103,590
Comcast Corp.:
1.95%, 1/15/2031		50,000	52,235
2.8%, 1/15/2051		50,000	54,127
Constellation Brands, Inc., 2.875%, 5/1/2030		45,000	49,080
CSX Corp., 4.5%, 3/15/2049		29,000	39,946
CVS Health Corp.:
4.25%, 4/1/2050		20,000	25,424
5.05%, 3/25/2048		55,000	75,762
Dell International LLC, 144A, 4.9%, 10/1/2026		231,000	260,620
DuPont de Nemours, Inc., 2.169%, 5/1/2023		160,000	163,270
Eli Lilly & Co.:
0.625%, 11/1/2031	EUR	100,000	121,746
1.7%, 11/1/2049	EUR	310,000	407,289
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030		34,000	35,036
(REIT), 2.625%, 11/18/2024		103,000	110,060
(REIT), 3.2%, 11/18/2029		92,000	103,223
ERP Operating LP, (REIT), 4.15%, 12/1/2028		200,000	241,799
Estee Lauder Companies, Inc.:
2.375%, 12/1/2029		29,000	31,710
2.6%, 4/15/2030		20,000	22,246
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.522% *, 1/25/2031		429,698	414,898
Federal Home Loan Mortgage Corp., "PI", Series 3940, Interest Only, 4.0%, 2/15/2041		171,779	13,722
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		135,255	16,082
FedEx Corp., 4.05%, 2/15/2048		125,000	142,557
Ford Motor Co.:
8.5%, 4/21/2023		70,000	77,700
9.0%, 4/22/2025		120,000	141,375
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 2.672% *, 3/25/2030		500,000	495,580
General Electric Co.:
3.45%, 5/1/2027		50,000	52,590
3.625%, 5/1/2030		40,000	40,490
General Mills, Inc., 2.875%, 4/15/2030		75,000	84,063
Government National Mortgage Association:
3.0%, 11/20/2044		1,523,676	1,618,974
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		108,183	5,335
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		123,161	18,300
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		152,308	22,197
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		91,792	14,646
7.0% with various maturities from 1/15/2029 until 2/15/2029		17,596	18,868
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		50,000	54,449
Hasbro, Inc., 3.55%, 11/19/2026		83,000	87,921
HCA, Inc.:
3.5%, 9/1/2030		450,000	472,956
5.625%, 9/1/2028		150,000	178,875
Hewlett Packard Enterprise Co., 4.45%, 10/2/2023		100,000	109,765
Home Depot, Inc.:
3.125%, 12/15/2049		50,000	59,274
3.35%, 4/15/2050		25,000	30,647
4.5%, 12/6/2048		50,000	70,609
Hormel Foods Corp., 1.8%, 6/11/2030		45,000	47,222
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	99,168
HP, Inc., 2.2%, 6/17/2025		140,000	147,105
Intel Corp., 3.25%, 11/15/2049		85,000	101,039
International Business Machines Corp., 3.5%, 5/15/2029		250,000	293,995
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 1.425% *, 1/15/2033		230,000	221,798
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		55,000	56,925
144A, (REIT), 5.25%, 7/15/2030		115,000	120,606
JPMorgan Chase & Co.:
2.739%, 10/15/2030		100,000	109,377
2.956%, 5/13/2031		60,000	65,351
3.782%, 2/1/2028		150,000	172,249
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030		25,000	28,378
3.8%, 5/1/2050		30,000	37,105
KLA Corp., 3.3%, 3/1/2050		31,000	34,729
Lam Research Corp.:
2.875%, 6/15/2050		24,000	27,410
4.0%, 3/15/2029		56,000	68,119
Lamar Media Corp., 144A, 3.75%, 2/15/2028		110,000	110,962
Lowe's Companies, Inc.:
5.0%, 4/15/2040		35,000	47,781
5.125%, 4/15/2050		25,000	36,364
McDonald's Corp.:
2.125%, 3/1/2030		40,000	41,990
4.2%, 4/1/2050		50,000	63,882
Merck & Co., Inc., 2.45%, 6/24/2050		155,000	166,988
Microchip Technology, Inc., 144A, 2.67%, 9/1/2023		60,000	62,115
Micron Technology, Inc., 2.497%, 4/24/2023		70,000	73,082
Microsoft Corp., 3.7%, 8/8/2046		64,000	83,350
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		100,000	106,253
Morgan Stanley:
3.622%, 4/1/2031		80,000	93,598
4.431%, 1/23/2030		140,000	170,231
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		150,000	210,496
Newmont Corp., 2.25%, 10/1/2030		45,000	47,545
NortonLifeLock, Inc., 3.95%, 6/15/2022		275,000	283,594
Nucor Corp., 2.7%, 6/1/2030		15,000	16,264
NVIDIA Corp.:
3.5%, 4/1/2040		14,000	16,816
3.5%, 4/1/2050		22,000	26,349
Oracle Corp.:
3.6%, 4/1/2050		25,000	29,918
4.0%, 11/15/2047		45,000	56,694
PayPal Holdings, Inc.:
2.65%, 10/1/2026		152,000	168,170
2.85%, 10/1/2029		150,000	169,302
PepsiCo, Inc.:
3.375%, 7/29/2049		55,000	68,457
3.5%, 3/19/2040		30,000	37,458
PNC Financial Services Group, Inc., 3.5%, 1/23/2024		330,000	362,273
Prudential Financial, Inc., 4.35%, 2/25/2050		50,000	65,064
RELX Capital, Inc., 3.0%, 5/22/2030		15,000	16,648
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026		205,000	217,414
Starbucks Corp., 4.5%, 11/15/2048		100,000	130,951
State Street Corp., 2.4%, 1/24/2030		288,000	316,167
Stryker Corp., 2.9%, 6/15/2050		70,000	76,556
T-Mobile U.S.A., Inc.:
144A, 3.875%, 4/15/2030		85,000	97,346
144A, 4.375%, 4/15/2040		60,000	73,255
144A, 4.5%, 4/15/2050		70,000	87,385
Target Corp., 2.65%, 9/15/2030		30,000	33,758
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		106,000	117,453
3.625%, 2/20/2024		160,000	175,138
4.4%, Perpetual (c)		58,000	54,810
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		140,000	154,495
U.S. Treasury Bills:
(0.021)% **, 9/10/2020 (e)		150,000	149,985
0.001% **, 9/10/2020 (e)		200,000	199,980
0.92% **, 9/10/2020 (e)		100,000	99,990
1.131% **, 9/10/2020 (e)		200,000	199,980
1.595% **, 9/10/2020 (e)		105,000	104,990
U.S. Treasury Bond, 2.375%, 11/15/2049		1,406,400	1,819,969
U.S. Treasury Notes:
0.625%, 5/15/2030		480,000	483,975
1.5%, 2/15/2030 (e)		7,138,000	7,790,179
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		54,000	61,630
2.9%, 5/15/2050		50,000	56,774
4.45%, 12/15/2048		120,000	168,452
Visa, Inc., 2.05%, 4/15/2030		105,000	113,697
Walt Disney Co.:
2.65%, 1/13/2031		50,000	54,387
3.6%, 1/13/2051		50,000	58,706
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		325,000	336,832
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		40,000	40,830
(REIT), 3.1%, 1/15/2030		80,000	83,951
WRKCo., Inc., 3.0%, 6/15/2033		30,000	32,672
(Cost $27,418,863)			29,123,557
Uruguay 0.1%
Uruguay Government International Bond, 4.375%, 1/23/2031 (Cost $78,044)		67,340	82,407
Total Bonds (Cost $51,212,980)			54,102,431
		Shares	Value ($)
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (f) (g) (Cost $577,000)		577,000	577,000
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.11% (f) (Cost $1,382,516)		1,382,516	1,382,516
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $53,172,496)		84.5	56,061,947
Other Assets and Liabilities, Net		15.5	10,320,296
Net Assets		100.0	66,382,243

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (f) (g)
227,700	349,300 (h)	—	—	—	3,437	—	577,000	577,000
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.11% (f)
1,545,699	18,243,567	18,406,750	—	—	5,101	—	1,382,516	1,382,516
1,773,399	18,592,867	18,406,750	—	—	8,538	—	1,959,516	1,959,516

*	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $562,357, which is 0.8% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	At July 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2020	7	1,096,466	1,114,750	(18,284)
Ultra Long U.S. Treasury Bond	USD	9/21/2020	6	1,306,484	1,366,125	(59,641)
Total unrealized depreciation						(77,925)

As of July 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	8,000,000	USD	8,696,361	8/6/2020	(728,410)	BNP Paribas SA
GBP	2,500,000	USD	3,051,544	8/18/2020	(221,284)	State Street Bank & Trust Co.
Total unrealized depreciation					(949,694)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Bonds	$—	$54,102,431	$—	$54,102,431
Short-Term Investments (i)	1,959,516	—	—	1,959,516
Total	$1,959,516	$54,102,431	$—	$56,061,947
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(77,925)	$—	$—	$(77,925)
Forward Foreign Currency Contracts	—	(949,694)	—	(949,694)
Total	$(77,925)	$(949,694)	$—	$(1,027,619)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (949,694)
Interest Rate Contracts	$ (77,925)	$ —